SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flow Statement [Abstract]
Accounts and other receivable	$ (1,390)	$ 218
Inventory	(267)	(336)
Other assets	(102)	(171)
Accounts payable and other	756	381
Changes in non-cash working capital, net	$ (1,003)	$ 92